Aptus Collared Investment Opportunity ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%		Shares		Value
Basic Materials - 1.8%
Linde PLC (a)		43,310		$ 19,791,371
Newmont Corp. (a)(b)		136,384		15,322,742
Sherwin-Williams Co. (a)		12,921		4,582,304
				39,696,417

Communications - 16.7%
Alphabet, Inc. - Class C (a)(b)		381,879		129,277,498
Amazon.com, Inc. (a)(b)(c)		364,065		87,120,754
AppLovin Corp. - Class A (c)		10,369		4,905,678
Arista Networks, Inc. (c)		43,635		6,184,825
AT&T, Inc.		274,594		7,197,109
Booking Holdings, Inc.		1,157		5,787,129
Cisco Systems, Inc.		140,328		10,990,489
Meta Platforms, Inc. - Class A (a)(b)		81,374		58,304,471
Motorola Solutions, Inc. (a)		11,545		4,647,324
Netflix, Inc. (a)(c)		238,111		19,879,887
Palo Alto Networks, Inc. (c)		25,015		4,426,904
T-Mobile US, Inc. (a)		57,427		11,325,179
Uber Technologies, Inc. (a)(b)(c)		87,637		7,015,342
Verizon Communications, Inc.		158,767		7,068,307
Walt Disney Co.		68,649		7,743,607
				371,874,503

Consumer, Cyclical - 8.3%
Costco Wholesale Corp. (a)(b)		17,488		16,443,092
Lowe's Cos., Inc.		92,723		24,762,604
Marriott International, Inc. - Class A (a)(b)		31,027		9,782,813
McDonald's Corp. (a)(b)		62,649		19,734,435
NIKE, Inc. - Class B		42,423		2,622,166
PulteGroup, Inc. (a)(b)		108,329		13,550,875
Starbucks Corp.		39,843		3,663,564
Tesla, Inc. (a)(b)(c)		106,296		45,750,861
TJX Cos., Inc. (a)(b)		127,591		19,114,408
Walmart, Inc. (a)(b)		253,592		30,212,951
				185,637,769

Consumer, Non-cyclical - 13.4%
Abbott Laboratories (a)		111,137		12,147,274
AbbVie, Inc. (a)		77,750		17,339,027
Altria Group, Inc. (a)(b)		223,803		13,873,548
Amgen, Inc. (a)(b)		24,894		8,510,761
Archer-Daniels-Midland Co. (b)		67,372		4,534,809
Bristol-Myers Squibb Co.		74,414		4,096,491
Cintas Corp. (a)		89,664		17,160,793
Colgate-Palmolive Co.		50,695		4,577,252
CVS Health Corp.		44,529		3,318,301
Danaher Corp.		23,777		5,204,548
Elevance Health, Inc. (a)		8,136		2,812,941
Eli Lilly & Co. (a)(b)		30,167		31,287,704
Gilead Sciences, Inc.		50,235		7,130,858
HCA Healthcare, Inc.		6,145		3,000,419
Intuitive Surgical, Inc. (a)(b)(c)		39,333		19,832,485
Johnson & Johnson (a)(b)		91,174		20,719,291
McKesson Corp.		4,687		3,895,881
Medtronic PLC		51,708		5,323,856
Merck & Co., Inc. (b)		110,786		12,216,372
Mondelez International, Inc. - Class A		89,322		5,222,657
PepsiCo, Inc. (b)		147,030		22,588,219
Pfizer, Inc.		206,113		5,449,628
Procter & Gamble Co. (a)(b)		87,900		13,340,583
Quanta Services, Inc.		6,466		3,068,958
S&P Global, Inc.		11,653		6,150,337
Stryker Corp. (a)		33,552		12,399,477
Thermo Fisher Scientific, Inc. (b)		31,120		18,006,343
UnitedHealth Group, Inc.		36,975		10,609,237
Vertex Pharmaceuticals, Inc. (c)		9,151		4,300,055
				298,118,105

Energy - 3.2%
Devon Energy Corp.		328,059		13,191,252
Diamondback Energy, Inc. (a)		64,971		10,651,996
Exxon Mobil Corp. (a)(b)		286,456		40,504,878
SLB Ltd. (a)		117,952		5,706,518
				70,054,644

Financial - 14.3%
American Express Co. (b)		33,458		11,782,904
Aon PLC - Class A		12,974		4,536,229
Arthur J Gallagher & Co.		17,437		4,348,265
Berkshire Hathaway, Inc. - Class B (a)(c)		69,638		33,463,148
Blackrock, Inc. (a)(b)		24,510		27,425,219
Capital One Financial Corp. (b)		24,737		5,415,671
Charles Schwab Corp.		60,812		6,319,583
Chubb Ltd. (b)		14,073		4,356,438
Citigroup, Inc. (a)(b)		169,895		19,658,550
Coinbase Global, Inc. - Class A (c)		19,917		3,878,637
Digital Realty Trust, Inc. (a)		77,676		12,890,332
Equinix, Inc.		8,806		7,229,110
Goldman Sachs Group, Inc. (b)		10,975		10,266,125
Intercontinental Exchange, Inc. (a)		91,970		15,982,547
JPMorgan Chase & Co. (a)(b)		123,874		37,891,818
Marsh & McLennan Cos., Inc. (a)		18,306		3,445,006
Morgan Stanley (a)(b)		46,885		8,570,578
PNC Financial Services Group, Inc. (b)		99,800		22,285,340
Progressive Corp. (a)		96,700		20,113,600
Prologis, Inc.		36,008		4,701,205
Public Storage (a)		29,028		8,017,243
Visa, Inc. - Class A (a)(b)		120,121		38,658,541
Welltower, Inc. (a)		39,803		7,497,293
				318,733,382

Industrial - 8.3%
Amphenol Corp. - Class A (b)		72,385		10,429,231
Boeing Co. (b)(c)		27,313		6,383,594
Caterpillar, Inc. (b)		61,969		40,735,942
CSX Corp. (a)(b)		480,795		18,154,819
Deere & Co. (a)(b)		28,993		15,308,304
Eaton Corp. PLC (a)(b)		30,213		10,617,452
FedEx Corp.		11,469		3,695,885
GE Vernova, Inc. (b)		9,981		7,249,899
General Electric Co. (a)(b)		53,331		16,361,417
Honeywell International, Inc. (a)(b)		38,604		8,783,182
Johnson Controls International PLC		25,702		3,065,221
L3Harris Technologies, Inc.		9,205		3,155,934
Lockheed Martin Corp.		7,282		4,618,390
Northrop Grumman Corp. (a)(b)		25,039		17,333,498
Packaging Corp. of America		19,690		4,382,010
Parker-Hannifin Corp.		4,801		4,492,968
RTX Corp. (b)		54,249		10,900,252
				185,667,998

Technology - 31.0% (d)
Accenture PLC - Class A		22,377		5,899,472
Advanced Micro Devices, Inc. (b)(c)		65,464		15,497,293
Analog Devices, Inc. (a)(b)		35,004		10,882,044
Apple, Inc. (a)(b)		539,495		139,988,163
Applied Materials, Inc. (b)		28,220		9,095,870
Broadcom, Inc. (a)(b)		178,033		58,982,333
Broadridge Financial Solutions, Inc. (a)		37,476		7,386,894
Cadence Design Systems, Inc. (c)		10,575		3,134,007
Crowdstrike Holdings, Inc. - Class A (a)(b)(c)		28,551		12,602,554
Intel Corp. (b)(c)		78,691		3,656,771
International Business Machines Corp. (a)(b)		37,652		11,547,868
Intuit, Inc. (a)		22,568		11,259,627
KLA Corp. (b)		4,915		7,018,325
Lam Research Corp. (b)		116,105		27,105,873
Micron Technology, Inc. (b)		42,418		17,598,380
Microsoft Corp. (a)(b)		271,402		116,781,567
NVIDIA Corp. (a)(b)		886,717		169,478,220
Oracle Corp. (a)(b)		66,422		10,931,733
Palantir Technologies, Inc. - Class A (c)		82,684		12,120,648
QUALCOMM, Inc. (a)		44,829		6,795,628
Sandisk Corp. (b)(c)		5,078		2,926,197
Seagate Technology Holdings PLC		8,281		3,376,081
ServiceNow, Inc. (a)(c)		102,900		12,040,329
Synopsys, Inc. (c)		7,123		3,313,014
Texas Instruments, Inc.		38,599		8,320,014
Western Digital Corp.		13,248		3,315,047
				691,053,952

Utilities - 2.3%
Duke Energy Corp. (a)		138,140		16,763,289
NextEra Energy, Inc. (a)(b)		112,578		9,895,606
Southern Co. (a)		266,034		23,759,497
				50,418,392
TOTAL COMMON STOCKS (Cost $1,597,015,429)				2,211,255,162

PURCHASED OPTIONS - 0.9% (c)(e)(f)	Notional Amount	Contracts		Value
Call Options - 0.1%
Amazon.com, Inc., Expiration: 02/06/2026; Exercise Price: $270.00 (b)	$ 19,144,000	800		79,600
CBOE Volatility Index, Expiration: 02/18/2026; Exercise Price: $25.00 (b)	39,588,800	22,700		2,088,400
Total Call Options				2,168,000

Put Options - 0.8%
S&P 500 Index, Expiration: 03/20/2026; Exercise Price: $6,600.00 (b)	2,289,879,900	3,300		19,668,000
TOTAL PURCHASED OPTIONS (Cost $23,689,312)				21,836,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%		Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (g)		24,062,827		24,062,827
TOTAL MONEY MARKET FUNDS (Cost $24,062,827)				24,062,827

TOTAL INVESTMENTS - 101.3% (Cost $1,644,767,568)				2,257,153,989
Liabilities in Excess of Other Assets - (1.3)%			(0.01345)	(29,952,684)
TOTAL NET ASSETS - 100.0%				$2,227,201,305

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of January 31, 2026 was $1,556,158,670.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.8)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.7)%
Advanced Micro Devices, Inc., Expiration: 03/20/2026; Exercise Price: $300.00	$ (3,550,950)	(150)	$ (63,375)
Alphabet, Inc. – Class C
Expiration: 06/18/2026; Exercise Price: $370.00	(18,957,680)	(560)	(1,058,400)
Expiration: 06/18/2026; Exercise Price: $410.00	(23,697,100)	(700)	(614,250)
Altria Group, Inc., Expiration: 06/18/2026; Exercise Price: $65.00	(3,719,400)	(600)	(88,800)
Amazon.com, Inc.
Expiration: 02/06/2026; Exercise Price: $280.00	(38,288,000)	(1,600)	(60,000)
Expiration: 06/18/2026; Exercise Price: $255.00	(3,828,800)	(160)	(254,800)
Expiration: 06/18/2026; Exercise Price: $290.00	(9,572,000)	(400)	(253,000)
American Express Co., Expiration: 03/20/2026; Exercise Price: $410.00	(3,521,700)	(100)	(10,200)
Amgen, Inc.
Expiration: 02/20/2026; Exercise Price: $365.00	(2,564,100)	(75)	(13,913)
Expiration: 03/20/2026; Exercise Price: $360.00	(2,564,100)	(75)	(42,750)
Amphenol Corp. – Class A, Expiration: 06/18/2026; Exercise Price: $180.00	(4,322,400)	(300)	(135,000)
Analog Devices, Inc., Expiration: 06/18/2026; Exercise Price: $330.00	(10,880,800)	(350)	(675,500)
Apple, Inc.
Expiration: 03/20/2026; Exercise Price: $280.00	(12,974,000)	(500)	(120,750)
Expiration: 06/18/2026; Exercise Price: $270.00	(5,189,600)	(200)	(268,500)
Expiration: 06/18/2026; Exercise Price: $280.00	(12,974,000)	(500)	(460,000)
Applied Materials, Inc.
Expiration: 02/20/2026; Exercise Price: $400.00	(3,223,200)	(100)	(15,000)
Expiration: 03/20/2026; Exercise Price: $430.00	(3,223,200)	(100)	(27,500)
Archer-Daniels-Midland Co., Expiration: 03/20/2026; Exercise Price: $75.00	(2,019,300)	(300)	(15,750)
Blackrock, Inc., Expiration: 06/18/2026; Exercise Price: $1,240.00	(11,189,400)	(100)	(241,000)
Boeing Co., Expiration: 04/17/2026; Exercise Price: $290.00	(3,155,220)	(135)	(14,512)
Broadcom, Inc.
Expiration: 02/20/2026; Exercise Price: $400.00	(16,565,000)	(500)	(36,750)
Expiration: 06/18/2026; Exercise Price: $350.00	(1,325,200)	(40)	(140,600)
Expiration: 06/18/2026; Exercise Price: $450.00	(6,626,000)	(200)	(211,000)
Capital One Financial Corp., Expiration: 03/20/2026; Exercise Price: $250.00	(1,641,975)	(75)	(11,625)
Caterpillar, Inc.
Expiration: 02/20/2026; Exercise Price: $750.00	(7,822,584)	(119)	(13,150)
Expiration: 06/18/2026; Exercise Price: $400.00	(32,868,000)	(500)	(13,222,500)
CBOE Volatility Index, Expiration: 02/18/2026; Exercise Price: $50.00	(39,588,800)	(22,700)	(578,850)
Chubb Ltd., Expiration: 03/20/2026; Exercise Price: $330.00	(1,547,800)	(50)	(10,250)
Citigroup, Inc.
Expiration: 02/20/2026; Exercise Price: $125.00	(5,322,660)	(460)	(21,160)
Expiration: 03/20/2026; Exercise Price: $130.00	(5,206,950)	(450)	(41,850)
Costco Wholesale Corp., Expiration: 02/27/2026; Exercise Price: $1,050.00	(9,402,500)	(100)	(8,650)
Crowdstrike Holdings, Inc. – Class A, Expiration: 02/27/2026; Exercise Price: $500.00	(6,179,670)	(140)	(47,950)
CSX Corp., Expiration: 03/20/2026; Exercise Price: $40.00	(3,776,000)	(1,000)	(35,000)
Deere & Co., Expiration: 02/20/2026; Exercise Price: $570.00	(5,280,000)	(100)	(39,750)
Eaton Corp. PLC, Expiration: 03/20/2026; Exercise Price: $400.00	(5,271,300)	(150)	(45,750)
Eli Lilly & Co., Expiration: 03/20/2026; Exercise Price: $1,200.00	(15,557,250)	(150)	(202,875)
Exxon Mobil Corp., Expiration: 02/20/2026; Exercise Price: $140.00	(10,605,000)	(750)	(290,625)
GE Vernova, Inc.
Expiration: 03/20/2026; Exercise Price: $880.00	(3,268,665)	(45)	(38,250)
Expiration: 04/17/2026; Exercise Price: $950.00	(3,268,665)	(45)	(41,850)
General Electric Co., Expiration: 03/20/2026; Exercise Price: $320.00	(7,669,750)	(250)	(197,500)
Goldman Sachs Group, Inc., Expiration: 03/20/2026; Exercise Price: $1,050.00	(4,677,050)	(50)	(26,500)
Honeywell International, Inc.
Expiration: 03/20/2026; Exercise Price: $230.00	(3,412,800)	(150)	(93,750)
Expiration: 03/20/2026; Exercise Price: $240.00	(2,275,200)	(100)	(29,500)
Expiration: 04/17/2026; Exercise Price: $250.00	(2,275,200)	(100)	(22,250)
Intel Corp., Expiration: 03/20/2026; Exercise Price: $60.00	(1,161,750)	(250)	(22,375)
International Business Machines Corp.
Expiration: 03/20/2026; Exercise Price: $350.00	(5,367,250)	(175)	(28,875)
Expiration: 06/18/2026; Exercise Price: $350.00	(3,833,750)	(125)	(104,063)
Intuitive Surgical, Inc., Expiration: 03/20/2026; Exercise Price: $605.00	(6,554,860)	(130)	(40,300)
Johnson & Johnson, Expiration: 06/18/2026; Exercise Price: $170.00	(11,362,500)	(500)	(2,962,500)
JPMorgan Chase & Co.
Expiration: 03/20/2026; Exercise Price: $330.00	(4,588,350)	(150)	(37,350)
Expiration: 04/17/2026; Exercise Price: $340.00	(9,176,700)	(300)	(87,750)
Expiration: 06/18/2026; Exercise Price: $340.00	(4,588,350)	(150)	(97,125)
KLA Corp.
Expiration: 03/20/2026; Exercise Price: $2,050.00	(3,569,850)	(25)	(9,687)
Expiration: 04/17/2026; Exercise Price: $1,900.00	(3,427,056)	(24)	(45,360)
Lam Research Corp.
Expiration: 03/20/2026; Exercise Price: $300.00	(4,669,200)	(200)	(72,500)
Expiration: 06/18/2026; Exercise Price: $170.00	(18,676,800)	(800)	(5,960,000)
Expiration: 06/18/2026; Exercise Price: $340.00	(2,334,600)	(100)	(88,000)
Marriott International, Inc. – Class A, Expiration: 04/17/2026; Exercise Price: $350.00	(9,459,000)	(300)	(136,500)
McDonald's Corp.
Expiration: 03/20/2026; Exercise Price: $330.00	(4,725,000)	(150)	(51,375)
Expiration: 03/20/2026; Exercise Price: $335.00	(6,300,000)	(200)	(45,900)
Merck & Co., Inc., Expiration: 02/20/2026; Exercise Price: $120.00	(5,513,500)	(500)	(25,250)
Meta Platforms, Inc. – Class A
Expiration: 04/17/2026; Exercise Price: $820.00	(14,330,000)	(200)	(200,500)
Expiration: 06/18/2026; Exercise Price: $750.00	(14,330,000)	(200)	(970,500)
Micron Technology, Inc.
Expiration: 02/20/2026; Exercise Price: $440.00	(5,808,320)	(140)	(245,350)
Expiration: 06/18/2026; Exercise Price: $500.00	(4,148,800)	(100)	(473,500)
Microsoft Corp.
Expiration: 04/17/2026; Exercise Price: $500.00	(21,514,500)	(500)	(158,750)
Expiration: 06/18/2026; Exercise Price: $500.00	(8,605,800)	(200)	(183,000)
Expiration: 06/18/2026; Exercise Price: $550.00	(17,211,600)	(400)	(142,000)
Morgan Stanley
Expiration: 06/18/2026; Exercise Price: $190.00	(3,656,000)	(200)	(193,500)
Expiration: 06/18/2026; Exercise Price: $210.00	(1,828,000)	(100)	(35,750)
Expiration: 06/18/2026; Exercise Price: $220.00	(1,828,000)	(100)	(21,150)
Newmont Corp., Expiration: 06/18/2026; Exercise Price: $110.00	(7,639,800)	(680)	(1,101,600)
NextEra Energy, Inc., Expiration: 03/20/2026; Exercise Price: $90.00	(2,637,000)	(300)	(59,550)
Northrop Grumman Corp., Expiration: 06/18/2026; Exercise Price: $740.00	(13,845,200)	(200)	(579,000)
NVIDIA Corp.
Expiration: 02/20/2026; Exercise Price: $210.00	(17,201,700)	(900)	(103,500)
Expiration: 06/18/2026; Exercise Price: $210.00	(6,880,680)	(360)	(523,800)
Expiration: 06/18/2026; Exercise Price: $220.00	(17,201,700)	(900)	(1,017,000)
Oracle Corp., Expiration: 02/20/2026; Exercise Price: $225.00	(3,291,600)	(200)	(3,600)
PepsiCo, Inc.
Expiration: 02/20/2026; Exercise Price: $150.00	(7,681,500)	(500)	(307,500)
Expiration: 02/20/2026; Exercise Price: $160.00	(7,681,500)	(500)	(74,750)
PNC Financial Services Group, Inc.
Expiration: 02/20/2026; Exercise Price: $235.00	(4,466,000)	(200)	(18,000)
Expiration: 03/20/2026; Exercise Price: $240.00	(4,466,000)	(200)	(36,500)
Expiration: 04/17/2026; Exercise Price: $240.00	(4,466,000)	(200)	(70,000)
Procter & Gamble Co., Expiration: 02/20/2026; Exercise Price: $155.00	(4,553,100)	(300)	(38,850)
PulteGroup, Inc., Expiration: 02/20/2026; Exercise Price: $140.00	(3,127,250)	(250)	(15,000)
RTX Corp.
Expiration: 02/20/2026; Exercise Price: $200.00	(3,013,950)	(150)	(82,125)
Expiration: 03/20/2026; Exercise Price: $200.00	(2,009,300)	(100)	(82,250)
Sandisk Corp., Expiration: 02/20/2026; Exercise Price: $840.00	(1,440,625)	(25)	(17,375)
Tesla, Inc., Expiration: 06/18/2026; Exercise Price: $600.00	(6,886,560)	(160)	(187,200)
Thermo Fisher Scientific, Inc., Expiration: 06/18/2026; Exercise Price: $650.00	(5,786,100)	(100)	(144,000)
TJX Cos., Inc., Expiration: 03/20/2026; Exercise Price: $165.00	(4,494,300)	(300)	(26,400)
Uber Technologies, Inc., Expiration: 04/17/2026; Exercise Price: $100.00	(3,202,000)	(400)	(33,200)
Visa, Inc. – Class A, Expiration: 06/18/2026; Exercise Price: $370.00	(4,827,450)	(150)	(55,500)
Walmart, Inc.
Expiration: 03/20/2026; Exercise Price: $130.00	(5,957,000)	(500)	(57,000)
Expiration: 03/20/2026; Exercise Price: $135.00	(5,957,000)	(500)	(25,000)
Expiration: 06/18/2026; Exercise Price: $130.00	(2,978,500)	(250)	(100,000)
Total Call Options			(37,038,545)

Put Options - (0.1)%
S&P 500 Index, Expiration: 03/20/2026; Exercise Price: $5,500.00	(2,289,879,900)	(3,300)	(2,755,500)
TOTAL WRITTEN OPTIONS (Premiums received $36,584,721)			$(39,794,045)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Aptus Collared Investment Opportunity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,211,255,162	$ –	$ –	$2,211,255,162
Purchased Options	–	21,836,000	–	21,836,000
Money Market Funds	24,062,827	–	–	24,062,827
Total Investments	$2,235,317,989	$ 21,836,000	$ –	$2,257,153,989

Liabilities:
Investments:
Written Options	$ –	$(39,794,045)	$ –	$(39,794,045)
Total Investments	$ –	$(39,794,045)	$ –	$(39,794,045)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.